UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX
                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   Scudder Flag Investors Communications Fund

Investment Company Act file number  811-03883

                Scudder Flag Investors Communications Fund, Inc.
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)

                                  John Millette
                                    Secretary
                             Two International Place
                                Boston, MA 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  7/1/04-6/30/05
                          ----------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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ProxyEdge -  Investment Company Report                   Report Date: 08/08/2005
Meeting Date Range: 07/01/2004 to 06/30/2005
Selected Accounts: Scudder Flag Investors Communications Fund


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PAGESJAUNES, PARIS                                                                              OGM Meeting Date: 12/23/2004
Issuer: F6954U126                       ISIN: FR0010096354            BLOCKING
SEDOL:  B01N3F3
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

*        ADP NONVOTING PROPOSAL NOTE                                 Non-Voting

O.1      MANAGEMENT PROPOSAL                                                 Management

E.2      MANAGEMENT PROPOSAL                                                 Management

O.3      MANAGEMENT PROPOSAL                                                 Management

O.E.4    MANAGEMENT PROPOSAL                                                 Management

O.5      MANAGEMENT PROPOSAL                                                 Management

E.6      MANAGEMENT PROPOSAL                                                 Management

O.7      MANAGEMENT PROPOSAL                                                 Management

*        ADP NONVOTING PROPOSAL NOTE                                 Non-Voting

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                                                                                                          Vote Summary Report (Long)

                                                                                                                07/01/04 to 06/30/05





R.H. Donnelley Corp.                                                      Shares Voted     353,400        Security        74955W307
Meeting Date                                 4/26/2005                                                  Meeting Type         AGM

Ballot Issues                                                                             Proponent         Mgmt             Vote
                                                                                                             Rec             Cast
1.1                            Elect Director David M. Veit                                 Mgmt             For             For
2                              Approve Omnibus Stock Plan                                   Mgmt             For           Against
3                              Ratify Auditors                                              Mgmt             For             For
                               Submit Shareholder Rights Plan (Poison Pill) to
4                              Shareholder Vote                                           ShrHoldr         Against           For


NII Holdings, Inc.                                                        Shares Voted     200,000        Security        62913F201
Meeting Date                                 4/27/2005                                                  Meeting Type         AGM

Ballot Issues                                                                             Proponent         Mgmt             Vote
                                                                                                             Rec             Cast
1.1                            Elect Director Neal P. Goldman                               Mgmt             For             For
1.2                            Elect Director Charles M. Herington                          Mgmt             For             For
1.3                            Elect Director John W. Risner                                Mgmt             For             For
2                              Ratify Auditors                                              Mgmt             For             For


Capital One Financial Corp.                                               Shares Voted     130,000        Security        14040H105
Meeting Date                                 4/28/2005                                                  Meeting Type         AGM

Ballot Issues                                                                             Proponent         Mgmt             Vote
                                                                                                             Rec             Cast
1.1                            Elect Director Patrick W. Gross                              Mgmt             For             For
1.2                            Elect Director Ann Fritz Hackett                             Mgmt             For             For
2                              Ratify Auditors                                              Mgmt             For             For
3                              Require a Majority Vote for the Election of Directors      ShrHoldr         Against         Against
4                              Report on Pay Disparity                                    ShrHoldr         Against         Against


Cincinnati Bell Inc.                                                      Shares Voted    3,408,700       Security        171871106
Meeting Date                                 4/29/2005                                                  Meeting Type         AGM

Ballot Issues                                                                             Proponent         Mgmt             Vote
                                                                                                             Rec             Cast
1.1                            Elect Director Bruce L. Byrnes                               Mgmt             For             For
1.2                            Elect Director John F. Cassidy                               Mgmt             For             For
1.3                            Elect Director Robert W. Mahoney                             Mgmt             For             For
1.4                            Elect Director Daniel J. Meyer                               Mgmt             For             For
2                              Ratify Auditors                                              Mgmt             For             For
3                              Amend Omnibus Stock Plan                                     Mgmt             For             For
4                              Amend Executive Incentive Bonus Plan                         Mgmt             For             For


Cox Radio, Inc.                                                           Shares Voted     222,513        Security        224051102
Meeting Date                                  5/3/2005                                                  Meeting Type         AGM

Ballot Issues                                                                             Proponent         Mgmt             Vote
                                                                                                             Rec             Cast
1.1                            Elect Director Juanita P. Baranco                            Mgmt             For             For
1.2                            Elect Director G. Dennis Berry                               Mgmt             For             For
1.3                            Elect Director Richard A. Ferguson                           Mgmt             For             For
1.4                            Elect Director Paul M. Hughes                                Mgmt             For             For
1.5                            Elect Director James C. Kennedy                              Mgmt             For             For
1.6                            Elect Director Marc W. Morgan                                Mgmt             For             For
1.7                            Elect Director Robert F. Neil                                Mgmt             For             For
1.8                            Elect Director Nicholas D. Trigony                           Mgmt             For             For
2                              Amend Omnibus Stock Plan                                     Mgmt             For             For


Gray Television, Inc.                                                     Shares Voted     572,160        Security        389375106
Meeting Date                                  5/4/2005                                                  Meeting Type         AGM

Ballot Issues                                                                             Proponent         Mgmt             Vote
                                                                                                             Rec             Cast
1.1                            Elect Director Richard L. Boger                              Mgmt             For             For
1.2                            Elect Director Ray M. Deaver                                 Mgmt             For             For
1.3                            Elect Director T.L. Elder                                    Mgmt             For             For
1.4                            Elect Director Hilton H. Howell, Jr.                         Mgmt             For             For
1.5                            Elect Director William E. Mayher, III                        Mgmt             For             For
1.6                            Elect Director Zell B. Miller                                Mgmt             For             For
1.7                            Elect Director Howell W. Newton                              Mgmt             For             For
1.8                            Elect Director Hugh E. Norton                                Mgmt             For             For
1.9                            Elect Director Robert S. Prather, Jr.                        Mgmt             For             For
1.1                            Elect Director Harriett J. Robinson                          Mgmt             For             For
1.11                           Elect Director J. Mack Robinson                              Mgmt             For             For


Wellpoint Inc                                                             Shares Voted     38,000         Security        94973V107
Meeting Date                                 5/10/2005                                                  Meeting Type         AGM

Ballot Issues                                                                             Proponent         Mgmt             Vote
                                                                                                             Rec             Cast
1.1                            Elect Director William H.T. Bush                             Mgmt             For             For
1.2                            Elect Director Warren Y. Jobe                                Mgmt             For             For
1.3                            Elect Director William G. Mays                               Mgmt             For             For
1.4                            Elect Director Senator Donald W. Riegle, Jr.                 Mgmt             For             For
1.5                            Elect Director William J. Ryan                               Mgmt             For             For
2                              Ratify Auditors                                              Mgmt             For             For
3                              Performance- Based/Indexed Options                         ShrHoldr         Against           For


Leucadia National Corp.                                                   Shares Voted     26,713         Security        527288104
Meeting Date                                 5/17/2005                                                  Meeting Type         AGM

Ballot Issues                                                                             Proponent         Mgmt             Vote
                                                                                                             Rec             Cast
1.1                            Elect Director Ian M. Cumming                                Mgmt             For             For
1.2                            Elect Directors Paul M. Dougan                               Mgmt             For             For
1.3                            Elect Director Lawrence D. Glaubinger                        Mgmt             For             For
1.4                            Elect Director Alan J. Hirschfield                           Mgmt             For             For
1.5                            Elect Director James E. Jordan                               Mgmt             For             For
1.6                            Elect Director Jeffrey C. Keil                               Mgmt             For             For
1.7                            Elect Director Jesse Clyde Nichols, III                      Mgmt             For             For
1.8                            Elect Director Joseph S. Steinberg                           Mgmt             For             For
2                              Increase Authorized Common Stock                             Mgmt             For             For
3                              Amend Executive Incentive Bonus Plan                         Mgmt             For             For
4                              Ratify Auditors                                              Mgmt             For             For


ADTRAN, Inc.                                                              Shares Voted     460,000        Security        00738A106
Meeting Date                                 5/18/2005                                                  Meeting Type         AGM

Ballot Issues                                                                             Proponent         Mgmt             Vote
                                                                                                             Rec             Cast
1.1                            Elect Director Mark C. Smith                                 Mgmt             For             For
1.2                            Elect Director Howard A. Thrailkill                          Mgmt             For             For
1.3                            Elect Director Richard A. Anderson                           Mgmt             For             For
1.4                            Elect Director W. Frank Blount                               Mgmt             For             For
1.5                            Elect Director H. Fenwick Huss                               Mgmt             For             For
1.6                            Elect Director William L. Marks                              Mgmt             For             For
1.7                            Elect Director Roy J. Nichols                                Mgmt             For             For
2                              Ratify Auditors                                              Mgmt             For             For
3                              Amend Non-Employee Director Stock Option Plan                Mgmt             For             For


Dex Media, Inc.                                                           Shares Voted     525,000        Security        2.52E+104
Meeting Date                                 5/18/2005                                                  Meeting Type         AGM

Ballot Issues                                                                             Proponent         Mgmt             Vote
                                                                                                             Rec             Cast
1.1                            Elect Director George A. Burnett                             Mgmt             For             For
1.2                            Elect Director R. Glenn Hubbard                              Mgmt             For             For
1.3                            Elect Director Russell T. Lewis                              Mgmt             For             For
2                              Ratify Auditors                                              Mgmt             For             For
3                              Other Business                                               Mgmt             For           Against


Crown Castle International                                                Shares Voted                    Security
Corp.                                                                                      708,300                        228227104
Meeting Date                                 5/26/2005                                                  Meeting Type         AGM

Ballot Issues                                                                             Proponent         Mgmt             Vote
                                                                                                             Rec             Cast
1.1                            Elect Director Dale N. Hatfield                              Mgmt             For             For
1.2                            Elect Director Lee W. Hogan                                  Mgmt             For             For
1.3                            Elect Director Robert F. McKenzie                            Mgmt             For             For
1.4                            Elect Director Robert E. Garrison, II                        Mgmt             For             For
2                              Ratify Auditors                                              Mgmt             For             For


American Tower Corp.                                                      Shares Voted    1,464,500       Security         29912201
Meeting Date                                 5/26/2005                                                  Meeting Type         AGM

Ballot Issues                                                                             Proponent         Mgmt             Vote
                                                                                                             Rec             Cast
1.1                            Elect Director Raymond P. Dolan                              Mgmt             For             For
1.2                            Elect Director Carolyn F. Katz                               Mgmt             For             For
1.3                            Elect Director Gustavo Lara Cantu                            Mgmt             For             For
1.4                            Elect Director Fred R. Lummis                                Mgmt             For             For
1.5                            Elect Director Pamela D. A. Reeve                            Mgmt             For             For
1.6                            Elect Director James D. Taiclet, Jr.                         Mgmt             For             For
2                              Ratify Auditors                                              Mgmt             For             For


Telefonica S.A. (Formerly                                                 Shares Voted                    Security
Telefonica De Espana, S.A.)                                                                393,163                        879382208
Meeting Date                                 5/31/2005                                                  Meeting Type         AGM

Ballot Issues                                                                             Proponent         Mgmt             Vote
                                                                                                             Rec             Cast
                               Meeting for Holders of ADRs
                               APPROVAL OF THE ANNUAL ACCOUNTS AND OF THE MANAGEMENT
                               REPORT OF TELEFONICA, S.A., AND OF ITS CONSOLIDATED
                               GROUP OF COMPANIES, AS WELL AS THE PROPOSAL FOR THE
                               APPLICATION OF THE RESULTS OF TELEFONICA, S.A., AND
1                              THAT OF THE MANAGEMENT OF ITS BOARD OF DIREC                 Mgmt             For             For
                               APPROVAL OF THE SHAREHOLDER REMUNERATION: A)
                               DISTRIBUTION OF DIVIDENDS WITH A CHARGE TO THE
                               ADDITIONAL PAID-IN CAPITAL RESERVE AND B)
                               EXTRAORDINARY NON-CASH DISTRIBUTIONS OF ADDITIONAL
2                              PAID-IN CAPITAL.                                             Mgmt             For             For
                               APPROVAL OF THE MERGER PLAN BETWEEN TELEFONICA, S.A.
                               AND TERRA NETWORKS, S.A. AND APPROVAL, AS THE MERGER
                               BALANCE SHEET, OF TELEFONICA S.A. S BALANCE SHEET
                               CLOSED AS OF DECEMBER 31, 2004, AS SET FORTH IN THE
3                              COMPANY S NOTICE OF MEETING ENCLOSED HEREWITH.               Mgmt             For             For
4                              APPROVAL OF THE APPOINTMENT OF DIRECTORS.                    Mgmt             For             For
                               APPROVAL OF THE DESIGNATION OF THE ACCOUNTS AUDITOR
                               FOR TELEFONICA S.A. AND ITS CONSOLIDATED GROUP OF
5                              COMPANIES.                                                   Mgmt             For             For
                               APPROVAL OF THE AUTHORIZATION FOR THE ACQUISITION OF
6                              TREASURY STOCK.                                              Mgmt             For             For
                               APPROVAL OF THE REDUCTION OF SHARE CAPITAL THROUGH THE
7                              AMORTIZATION OF TREASURY STOCK.                              Mgmt             For             For
                               DELEGATION OF POWERS FOR THE FORMALIZING,
                               INTERPRETING, CORRECTING AND EXECUTING OF THE
8                              RESOLUTIONS.                                                 Mgmt             For             For


Comcast Corp.                                                             Shares Voted     126,035        Security        20030N101
Meeting Date                                  6/1/2005                                                  Meeting Type         AGM

Ballot Issues                                                                             Proponent         Mgmt             Vote
                                                                                                             Rec             Cast
1.1                            Elect Director S. Decker Anstrom                             Mgmt             For             For
1.2                            Elect Director Kenneth J. Bacon                              Mgmt             For             For
1.3                            Elect Director Sheldon M. Bonovitz                           Mgmt             For             For
1.4                            Elect Director Edward D. Breen                               Mgmt             For             For
1.5                            Elect Director Julian A. Brodsky                             Mgmt             For             For
1.6                            Elect Director Joseph L. Castle, II                          Mgmt             For             For
1.7                            Elect Director Joseph J. Collins                             Mgmt             For             For
1.8                            Elect Director J. Michael Cook                               Mgmt             For             For
1.9                            Elect Director Brian L. Roberts                              Mgmt             For             For
1.1                            Elect Director Ralph J. Roberts                              Mgmt             For             For
1.11                           Elect Director Dr. Judith Rodin                              Mgmt             For             For
1.12                           Elect Director Michael I. Sovern                             Mgmt             For             For
2                              Ratify Auditors                                              Mgmt             For             For
3                              Amend Restricted Stock Plan                                  Mgmt             For             For
4                              Report on Political Contributions                          ShrHoldr         Against         Against
5                              Separate Chairman and CEO Positions                        ShrHoldr         Against           For
                               Submit Shareholder Rights Plan (Poison Pill) to
6                              Shareholder Vote                                           ShrHoldr         Against           For
7                              Approve Recapitalization Plan                              ShrHoldr         Against           For


Alamosa Holdings, Inc.                                                    Shares Voted     50,000         Security         11589108
Meeting Date                                  6/2/2005                                                  Meeting Type         AGM

Ballot Issues                                                                             Proponent         Mgmt             Vote
                                                                                                             Rec             Cast
1.1                            Elect Director Kendall W. Cowan                              Mgmt             For             For
1.2                            Elect Director Schuyler B. Marshall                          Mgmt             For             For
1.3                            Elect Director Thomas F. Riley                               Mgmt             For             For
1.4                            Elect Director Jane E. Shivers                               Mgmt             For             For
2                              Amend Qualified Employee Stock Purchase Plan                 Mgmt             For             For
3                              Amend Omnibus Stock Plan                                     Mgmt             For             For
4                              Ratify Auditors                                              Mgmt             For             For


Liberty Media Corp.                                                       Shares Voted     638,956        Security        530718105
Meeting Date                                  6/8/2005                                                  Meeting Type         AGM

Ballot Issues                                                                             Proponent         Mgmt             Vote
                                                                                                             Rec             Cast
1.1                            Elect Director David E. Rapley                               Mgmt             For             For
1.2                            Elect Director Larry E. Romrell                              Mgmt             For             For
2                              Ratify Auditors                                              Mgmt             For             For


Liberty Media International,                                              Shares Voted                    Security
Inc.                                                                                       38,484                         530719103
Meeting Date                                 6/14/2005                                                  Meeting Type         AGM

Ballot Issues                                                                             Proponent         Mgmt             Vote
                                                                                                             Rec             Cast
1                              Approve Merger Agreement                                     Mgmt             For             For
2.1                            Elect Directors David E. Rapley                              Mgmt             For             For
2.2                            Elect Directors Larry E. Romrell                             Mgmt             For             For
3                              Approve Omnibus Stock Plan                                   Mgmt             For           Against
4                              Ratify Auditors                                              Mgmt             For             For


CHUNGHWA TELECOM                                                          Shares Voted     51,100         Security        17133Q205
Meeting Date                                 6/21/2005                                                  Meeting Type         AGM

Ballot Issues                                                                             Proponent         Mgmt             Vote
                                                                                                             Rec             Cast
                               Meeting for Holders of ADR's
1                              THE COMPANY S OPERATION REPORTS FOR 2004                     Mgmt                           Abstain
                               THE SUPERVISORS AUDIT REPORTS ON THE COMPANY S
2                              FINANCIAL STATEMENTS FOR 2004                                Mgmt                           Abstain
                               THE COMPANY S FINANCIAL STATEMENTS FOR 2003 APPROVED
3                              BY THE MINISTRY OF AUDIT OF THE REPUBLIC OF CHINA            Mgmt                           Abstain
                               THE COMPANY S PROCUREMENT OF LIABILITY INSURANCE FOR
4                              ITS DIRECTORS AND SUPERVISORS                                Mgmt                           Abstain
5                              THE COMPANY S ENACTMENT OF CODE OF ETHICS                    Mgmt                           Abstain
6                              THE COMPANY S FINANCIAL STATEMENTS FOR 2004                  Mgmt             For             For
7                              THE COMPANY S DISTRIBUTION OF EARNINGS FOR 2004              Mgmt             For             For
                               THE DISBURSEMENT OF REMUNERATION TO THE COMPANY S
8                              DIRECTORS AND SUPERVISORS                                    Mgmt             For             For
9                              EXTRAORDINARY MOTIONS                                        Mgmt             For           Against
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                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Scudder Flag Investors Communications Fund, Inc.



By (Signature and Title)* /s/Julian Sluyters
                          -----------------------------------------------
                           Julian Sluyters, Chief Executive Officer

Date    8/15/05
       ---------
* Print the name and title of each signing officer under his or her signature.